TAXATION (Tables)	12 Months Ended
Dec. 31, 2021
TAXATION
Schedule of loss before income taxes

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Non-PRC	(178,762)	(2,708,101)	675,369	105,980
PRC	2,953	137,178	(48,861)	(7,667)
	(175,809)	(2,570,923)	626,508	98,313

Schedule of income tax expenses

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Current	(70,324)	(131,844)	(111,082)	(17,431)
Deferred	64,887	22,508	(325)	(51)
	(5,437)	(109,336)	(111,407)	(17,482)

Schedule of reconciliation of tax computed by applying the statutory income tax rate

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2019, 2020 and 2021 applicable to the PRC operations to income tax expenses were as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
(Loss) income before income taxes	(175,809)	(2,570,923)	626,508	98,313
Income tax benefits (loss) computed at applicable tax rates (25%)	43,952	642,731	(156,627)	(24,578)
Non-deductible expenses	(23,082)	(4,117)	(13,116)	(2,058)
Research and development expenses	19,688	32,777	45,122	7,081
Preferential rate	20,213	26,554	14,232	2,233
Current and deferred tax rate differences	(8,699)	(36,391)	26,115	4,098
International rate differences	(77,066)	(711,962)	120,678	18,937
Tax exempted income	754	1,087	14,536	2,281
Foreign Investment	—	(10,263)	(49,815)	(7,817)
Unrecognized tax benefits (expenses)	1,728	(58,449)	(12,338)	(1,936)
Change in valuation allowance	25,423	6,465	(79,733)	(12,512)
Prior year provision to return true up	(8,348)	2,232	(22,898)	(3,593)
Others	—	—	2,437	382
Income tax expenses	(5,437)	(109,336)	(111,407)	(17,482)

Schedule of significant components of deferred taxes

	As of December 31,
	2020	2021
	RMB	RMB	US$
Deferred tax assets
Non-current
Allowance for doubtful debt	39,886	46,360	7,275
Impairment of long-lived assets	13,467	40,289	6,322
Impairment of long-term investment	2,150	3,024	475
Accrued expense	24,986	16,836	2,641
Tax losses	171,211	262,209	41,146
Property and equipment	22,631	28,569	4,483
Intangible assets	5,765	5,773	906
Finance lease	390,925	386,849	60,705
Deferred government grant	1,357	1,046	164
Operating lease	292,210	623,074	97,774
Loss picked up on equity method investments	57,201	66,121	10,376
Valuation allowance	(170,104)	(261,960)	(41,107)

Total deferred tax assets, net of valuation allowance	851,685	1,218,190	191,160

Deferred tax liabilities
Non-current
Intangible assets	186,258	241,090	37,831
Property and equipment	143,873	139,566	21,901
Capitalized interest expense	19,339	28,604	4,489
Finance lease	313,102	306,598	48,112
Operating lease	292,210	623,074	97,774
Investment in subsidiaries	10,263	59,660	9,362
Gain picked up from equity method investments	252	—	—

Total non-current deferred tax liabilities	965,297	1,398,592	219,469

Net deferred tax assets (liabilities)	(113,612)	(180,402)	(28,309)
Analysis as:
Deferred tax assets	185,481	168,002	26,363
Deferred tax liabilities	299,093	348,404	54,672

Net deferred tax liabilities	(113,612)	(180,402)	(28,309)

Schedule of roll-forward of unrecognized tax benefits

	For the years ended December 31,
	2020	2021
	RMB	RMB	US$
Balance at beginning of year	1,722	62,584	9,821
Reversal based on tax positions related to prior years	(629)	(170)	(27)
Additions based on tax positions related to the current year	61,491	2,440	382
Balance at end of year	62,584	64,854	10,176